Other liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Other liabilities
Cash payables, debt purchases	kr 2,011	kr 682
Other	455	387
Total	kr 2,466	kr 1,069